Operating Segmentation	3 Months Ended
Jan. 31, 2019
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Operating Segmentation

Note 13: Operating Segmentation

Operating Groups

We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (“P&C”) (comprised of Canadian Personal and Commercial Banking (“Canadian P&C”) and U.S. Personal and Commercial Banking (“U.S. P&C”)), Wealth Management and BMO Capital Markets (“BMO CM”), along with a Corporate Services unit.

For additional information refer to Note 25 of the consolidated financial statements for the year ended October 31, 2018 on pages 203 to 205 of the Annual Report.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended January 31, 2019	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	1,433	1,059	232	561	(113)	3,172
Non-interest revenue	521	279	1,908	571	66	3,345
Total Revenue	1,954	1,338	2,140	1,132	(47)	6,517
Provision for (recovery of) credit losses on impaired loans	114	15	2	1	(5)	127
Provision for (recovery of) credit losses on performing loans	6	(9)	-	14	(1)	10
Total provision for (recovery of) credit losses	120	6	2	15	(6)	137
Insurance claims, commissions and changes in policy benefit liabilities	-	-	926	-	-	926
Amortization	79	112	67	33	-	291
Non-interest expense	882	656	828	759	141	3,266
Income (loss) before taxes	873	564	317	325	(182)	1,897
Provision for (recovery of) income taxes	226	120	78	70	(107)	387
Net Income	647	444	239	255	(75)	1,510
Average Assets	231,556	120,043	38,744	340,273	89,590	820,206

For the three months ended January 31, 2018	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	1,380	903	200	562	(170)	2,875
Non-interest revenue	523	268	1,406	522	44	2,763
Total Revenue	1,903	1,171	1,606	1,084	(126)	5,638
Provision for (recovery of) credit losses on impaired loans	97	77	1	(1)	-	174
Provision for (recovery of) credit losses on performing loans	4	(30)	(2)	(4)	(1)	(33)
Provision for (recovery of) credit losses (2)	101	47	(1)	(5)	(1)	141
Insurance claims, commissions and changes in policy benefit liabilities	-	-	361	-	-	361
Amortization	81	112	57	29	-	279
Non-interest expense	857	597	838	693	136	3,121
Income (loss) before taxes	864	415	351	367	(261)	1,736
Provision for (recovery of) income taxes	218	105	85	96	259	763
Net Income	646	310	266	271	(520)	973
Average Assets	221,647	104,215	34,281	295,412	71,908	727,463

(1)	Corporate Services includes Technology and Operations.

We analyze revenue on a taxable equivalent basis (“teb”) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

Certain comparative figures have been reclassified to conform with the current period’s presentation, and for changes in accounting policy (Note 1).